                                   SUPPLEMENT
                            DATED NOVEMBER 13, 2006
                                     TO THE
                  CLASS IA SHARES PROSPECTUS DATED MAY 1, 2006
                  CLASS IB SHARES PROSPECTUS DATED MAY 1, 2006
     CLASS IA SHARES (DIRECTOR MULTI MANAGER) PROSPECTUS DATED MAY 1, 2006
                             FOR HARTFORD HLS FUNDS

The Prospectuses referenced above are revised as follows effective November 1, 2006:

HARTFORD INDEX HLS FUND

Effective November 1, 2006, Deane Gyllenhaal assumed portfolio management responsibilities for the Hartford Index HLS Fund and Edward C. Caputo will no longer serve as portfolio manager of the Hartford Index HLS Fund. Accordingly in the section entitled "Portfolio Manager", the disclosure referring to Edward C. Caputo is deleted and replaced with the following:

    Deane Gyllenhaal

           -   Vice President of Hartford Investment Management

           -   Portfolio manager of the fund since November 2006

           -   Joined Hartford Investment Management in September 2006

           - Investment professional involved in portfolio management, research and product development since 1990.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                            DATED NOVEMBER 13, 2006
 TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR HARTFORD SERIES FUND,
                                    INC. AND
HARTFORD HLS SERIES FUND II, INC. CLASS IA AND CLASS IB SHARES DATED MAY 1, 2006
                                  (THE "SAI")

The SAI is revised as follows effective November 1, 2006:

HARTFORD INDEX HLS FUND

Effective November 1, 2006, Deane Gyllenhaal assumed portfolio management responsibilities for the Hartford Index HLS Fund and Edward C. Caputo will no longer serve as portfolio manager of the Hartford Index HLS Fund.

(a) In the section entitled "Portfolio Managers, Other Accounts Managed by Hartford Investment Management Portfolio Managers" on page 50, the table listing accounts managed by Edward C. Caputo is deleted and replaced with the following:

                                 REGISTERED
                                 INVESTMENT
                                   COMPANY           AUM          POOLED           AUM           OTHER        AUM
PORTFOLIO MANAGER                 ACCOUNTS         ($ MIL)       ACCOUNTS        ($ MIL)       ACCOUNTS     ($ MIL)
---------------------------------------------------------------------------------------------------------------------------------
Deane Gyllenhaal(1)                    0              $0              0             $0              5       $3,378

(1) Mr. Gyllenhaal became the portfolio manager for Hartford Index HLS Fund in November 2006. Therefore, the information presented in the table above is current as of November 8, 2006.

(b) In the section entitled "Equity Securities Beneficially Owned by Hartford Investment Management Portfolio Managers" on page 52, the table listing securities beneficially owned by Edward C. Caputo is deleted and replaced with the following:

                              HLS FUND (S)            DOLLAR RANGE OF EQUITY
PORTFOLIO MANAGER          SUB-ADVISED/MANAGED     SECURITIES BENEFICIALLY OWNED
--------------------------------------------------------------------------------
Deane Gyllenhaal              Index HLS Fund                    None

(1) Mr. Gyllenhaal became a portfolio manager for Hartford Index HLS Fund in November 2006. Therefore, the information presented in the table above pertaining to Hartford Index HLS Fund is current as of November 1, 2006.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.

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